SCHEDULE OF EXPENSE RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 13,774	$ 59
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfSalesMember | Equity Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Equity Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	13,773	43
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | Equity Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	1	6
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense | Equity Classified Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		$ 10